Note 16 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land and Buildings (1)	Machinery and Equipment	Assets under Construction	Other	Total
Cost
At December 31, 2016	$133,122	$325,230	$21,815	$13,150	$493,317
Additions	—	6,295	17,281	123	23,699
Transfers and disposals	1,276	10,374	(17,147)	1,438	(4,059)
At December 31, 2017	$134,398	$341,899	$21,949	$14,711	$512,957
Additions	9	4,411	28,669	621	33,710
Acquired from Primero (Note 4)	40,404	70,064	7,169	5,178	122,815
Transfers and disposals	3,053	14,488	(22,114)	2,900	(1,673)
At December 31, 2018	$177,864	$430,862	$35,673	$23,410	$667,809
Accumulated depreciation, amortization and impairment
At December 31, 2016	$(65,982)	$(180,362)	$—	$(9,335)	$(255,679)
Depreciation and amortization	(8,347)	(34,556)	—	(1,896)	(44,799)
Transfers and disposals	226	961	—	186	1,373
Impairment (Note 17)	(12,301)	(9,396)	—	(103)	(21,800)
At December 31, 2017	$(86,404)	$(223,353)	$—	$(11,148)	$(320,905)
Depreciation and amortization	(8,215)	(36,650)	—	(1,777)	(46,642)
Impairment (Note 17)	(16,639)	(33,420)	—	(631)	(50,690)
Transfers and disposals	—	1,464	—	48	1,512
At December 31, 2018	$(111,258)	$(291,959)	$—	$(13,508)	$(416,725)
Carrying values
At December 31, 2017	$47,994	$118,546	$21,949	$3,563	$192,052
At December 31, 2018	$66,606	$138,903	$35,673	$9,902	$251,084

Disclosure of detailed information about property plant and equipment allocated by mine explanatory [text block]
	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2016	$—	$69,370	$116,923	$94,693	$117,128	$45,879	$25,751	$23,573	$493,317
Additions	—	2,913	7,246	3,630	1,473	3,724	2,029	2,684	23,699
Transfers and disposals	—	1,401	29	(1,832)	(1,400)	(2,062)	335	(530)	(4,059)
At December 31, 2017	$—	$73,684	$124,198	$96,491	$117,201	$47,541	$28,115	$25,727	$512,957
Additions	5,750	3,066	8,812	2,564	3,016	2,375	1,296	6,831	33,710
Acquired from Primero (Note 4)	122,815	—	—	—	—	—	—	—	122,815
Transfers and disposals	(802)	(79)	(864)	(9)	1,311	1,784	(2,648)	(366)	(1,673)
At December 31, 2018	$127,763	$76,671	$132,146	$99,046	$121,528	$51,700	$26,763	$32,192	$667,809

Accumulated depreciation, amortization and impairment
At December 31, 2016	$—	$(15,870)	$(72,013)	$(46,566)	$(63,234)	$(25,782)	$(18,347)	$(13,867)	$(255,679)
Depreciation and amortization	—	(12,181)	(8,779)	(6,585)	(8,580)	(3,691)	(2,974)	(2,009)	(44,799)
Transfers and disposals	—	(847)	523	167	35	1,684	(333)	144	1,373
Impairment	—	—	—	—	(21,800)	—	—	—	(21,800)
At December 31, 2017	$—	$(28,898)	$(80,269)	$(52,984)	$(93,579)	$(27,789)	$(21,654)	$(15,732)	$(320,905)
Depreciation and amortization	(8,179)	(8,397)	(9,646)	(8,489)	(3,761)	(4,388)	(2,161)	(1,621)	(46,642)
Impairment (Note 17)	—	—	—	(30,062)	(17,609)	—	(3,019)	—	(50,690)
Transfers and disposals	634	288	829	92	(804)	(1,150)	1,546	77	1,512
At December 31, 2018	$(7,545)	$(37,007)	$(89,086)	$(91,443)	$(115,753)	$(33,327)	$(25,288)	$(17,276)	$(416,725)

Carrying values
At December 31, 2017	$—	$44,786	$43,929	$43,507	$23,622	$19,752	$6,461	$9,995	$192,052
At December 31, 2018	$120,218	$39,664	$43,060	$7,603	$5,775	$18,373	$1,475	$14,916	$251,084